Share-based Compensation (Details) - Stock Option [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding beginning balance	75,063,552	82,247,600	131,729,497
Exercised	(2,597,400)	(6,754,720)	(1,704,380)
Forfeited	(147,994)	(429,328)	(2,113,656)
Modification of the 2012 Options			45,663,861
Outstanding ending balance	72,318,158	75,063,552	82,247,600
Exercisable	72,318,158
Weighted average exercise price in RMB
Outstanding begining balance	¥ 1.93	¥ 1.93	¥ 1.92
Exercised	1.95	1.92	2.09
Forfeited	1.90	1.93	1.92
Modification of the 2012 Options			1.90
Outstanding ending balance	1.93	¥ 1.93	¥ 1.93
Exercisable	¥ 1.93
Aggregate Intrinsic Value RMB
Outstanding begining balance	¥ 70,931	¥ 10,177	¥ 15,436
Outstanding ending balance	68,055	¥ 70,931	¥ 10,177
Exercisable	¥ 68,055